Options and warrants (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Stockholders' Equity Note, Warrants or Rights [Abstract]
Number of Options, Outstanding	0	0	0
Weighted Average Exercise Price, Options Outstanding	$ 0	$ 0	$ 0
Number of Warrants, Outstanding	13,354,621	1,432,500	307,000
Weighted Average Exercise Price, Warrants Outstanding	$ 0.61	$ 0.53	$ 0.28
Number of Options, Granted	0	0	0
Weighted Average Exercise Price, Options Granted	$ 0	$ 0	$ 0
Number of Warrants, Granted	8,060,000	12,229,621	1,372,500
Weighted Average Exercise Price, Warrants Granted	$ 0.59	$ 0.61	$ 0.54
Number of Options, Cancelled	0	0	0
Weighted Average Exercise Price, Options Cancelled	$ 0	$ 0	$ 0
Number of Warrants, Cancelled	0	0	0
Weighted Average Exercise Price, Warrants Cancelled	$ 0	$ 0	$ 0
Number of Options, Exercised	0	0	0
Weighted Average Exercise Price, Options Exercised	$ 0	$ 0	$ 0
Number of Warrants, Exercised	0	(307,500)	(247,000)
Weighted Average Exercise Price, Warrants Exercised	$ 0	$ 0.28	$ 0.25
Number of Options, Outstanding	0	0	0
Weighted Average Exercise Price, Options Outstanding	$ 0	$ 0	$ 0
Number of Warrants, Outstanding	21,414,621	13,354,621	1,432,500
Weighted Average Exercise Price, Warrants Outstanding	$ 0.60	$ 0.61	$ 0.53